iShares
®
U.S. Basic Materials ETF
Schedule of Investments
(unaudited)
July 31, 2022
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  0 .7%
Hexcel Corp. ............................. 110,663 $ 6,696,218
a
Chemicals  —  64 .7%
Air Products and Chemicals, Inc.
(a)
.............. 269,925 67,003,483
Albemarle Corp.
(a)
......................... 145,596 35,570,559
Ashland Global Holdings, Inc. ................. 66,892 6,720,639
Celanese Corp. ........................... 143,036 16,808,160
CF Industries Holdings, Inc. ................... 274,993 26,259,082
Chemours Co. (The) ........................ 203,856 7,255,235
Dow, Inc. ............................... 895,347 47,641,414
Eastman Chemical Co. ...................... 169,665 16,275,964
Ecolab, Inc. ............................. 281,113 46,431,434
Element Solutions, Inc. ...................... 304,815 6,023,144
FMC Corp. .............................. 166,373 18,484,040
Huntsman Corp. .......................... 262,946 7,614,916
International Flavors & Fragrances, Inc. ........... 303,783 37,684,281
Linde PLC .............................. 599,926 181,177,652
LyondellBasell Industries NV , Class A ............ 321,368 28,640,316
Mosaic Co. (The) .......................... 477,593 25,150,047
NewMarket Corp. .......................... 8,000 2,486,400
Olin Corp. ............................... 184,786 9,658,764
Scotts Miracle-Gro Co. (The) .................. 53,306 4,741,569
Valvoline, Inc. ............................ 236,604 7,623,381
Westlake Corp. ........................... 43,578 4,241,883
603,492,363
a
Containers & Packaging  —  4 .4%
Avery Dennison Corp. ....................... 107,545 20,483,021
International Paper Co. ...................... 488,867 20,908,842
41,391,863
a
Machinery  —  0 .6%
Timken Co. (The) .......................... 82,303 5,380,970
a
Metals & Mining  —  24 .8%
Alcoa Corp. .............................. 243,394 12,386,321
Cleveland-Cliffs, Inc.
(b)
...................... 684,618 12,124,585
Freeport-McMoRan, Inc. ..................... 1,761,449 55,573,716
MP Materials Corp.
(b)
....................... 119,825 4,022,525
Security Shares Value
a
Metals & Mining (continued)
Newmont Corp. ........................... 970,278 $ 43,934,188
Nucor Corp. ............................. 313,682 42,598,015
Reliance Steel & Aluminum Co. ................ 81,403 15,486,921
Royal Gold, Inc.
(a)
.......................... 86,549 9,067,739
Southern Copper Corp. ...................... 112,810 5,617,938
SSR Mining, Inc.
(a)
......................... 279,984 4,608,536
Steel Dynamics, Inc. ........................ 236,325 18,404,991
United States Steel Corp. .................... 341,066 8,066,211
231,891,686
a
Trading Companies & Distributors  —  4 .5%
Fastenal Co. ............................. 692,698 35,576,969
Univar Solutions, Inc.
(b)
...................... 221,073 5,977,814
41,554,783
a
Total Common Stocks — 99.7%
(Cost: $ 1,020,079,574 ) ............................... 930,407,883
Total Long-Term Investments — 99.7%
(Cost: $ 1,020,079,574 ) ............................... 930,407,883
a
Short-Term Securities
Money Market Funds  —  3 .4%
BlackRock Cash Funds: Institutional, SL Agency Shares ,
1.96%
(c) (d) (e)
............................ 30,078,638 30,078,638
BlackRock Cash Funds: Treasury, SL Agency Shares ,
1.84%
(c) (d)
............................. 1,678,755 1,678,755
a
Total Short-Term Securities — 3.4%
(Cost: $ 31,753,758 ) ................................. 31,757,393
Total Investments — 103.1%
(Cost: $ 1,051,833,332 ) ............................... 962,165,276
Liabilities in Excess of Other Assets — ( 3 .1 ) % ............... (28,921,070)
Net Assets — 100.0% ................................. $ 933,244,206
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
04/30/22
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/22
  Shares
Held at
07/31/22 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ —  $ 30,076,456
(a)
$ —  $ (1,453) $ 3,635  $ 30,078,638  30,078,638  $ 5,243
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 1,980,000  —  (301,245)
(a)
—  —  1,678,755  1,678,755  3,046  —
$ (1,453) $ 3,635
$ 31,757,393
$ 8,289  $ —

Schedule of Investments
(unaudited) (continued)
July 31, 2022
iShares
®
U.S. Basic Materials ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock
Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
.
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Materials Select Sector Index ......................................................... 33 09/16/22 $ 2,731 $ 119,548
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 930,407,883  $ —  $ —  $ 930,407,883
Short-Term Securities
Money Market Funds ...................................... 31,757,393  —  —  31,757,393
$ 962,165,276  $ —  $ —  $ 962,165,276
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 119,548  $ —  $ —  $ 119,548
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.